Goodwill and Intangible Assets - Schedule of Amounts Related to Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Beginning balance	$ 127,058	$ 90,498	$ 65,818
Goodwill acquired during the period	147,251	36,560	24,680
Ending balance	274,309	127,058	90,498
Assessment, Permitting and Response
Goodwill [Line Items]
Beginning balance	15,173	15,173
Goodwill acquired during the period	146,625		15,173
Ending balance	161,798	15,173	15,173
Measurement and Analysis
Goodwill [Line Items]
Beginning balance	68,628	48,463	44,123
Goodwill acquired during the period	426	20,165	4,340
Ending balance	69,054	68,628	48,463
Remediation and Reuse Segment
Goodwill [Line Items]
Beginning balance	43,257	26,862	21,695
Goodwill acquired during the period	200	16,395	5,167
Ending balance	$ 43,457	$ 43,257	$ 26,862